INCOME TAXES - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Unrecognized tax benefits (excluding interest and penalties)
Balance, beginning of year	$ 1,064	$ 897
Gross increases related to current year tax positions	1,350	141
Gross increases related to prior year tax positions		26
Gross decreases related to prior year tax positions	(14)
Lapse of statute of limitations	(19)
Balance, end of year	2,381	$ 1,064
Liability of interest and penalties related to unrecognized tax benefits	$ 100